Financial guarantee liabilities and financial guarantee assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial guarantee liabilities and financial guarantee assets
Balance at beginning of the year	¥ 43	¥ 6,914
Fair value of financial guarantee liabilities upon the inception of new loans			¥ 2,840
Release of financial guarantee liabilities upon repayment	¥ (43)	(6,871)	(9,662)
Balance at the end of the year		¥ 43	¥ 6,914